Annual Total Returns (Vanguard Capital Opportunity Fund - Investor Shares Participant) (Vanguard Capital Opportunity Fund, Vanguard Capital Opportunity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Annual Total Return
2013	42.69%
2012	18.37%
2011	(6.18%)
2010	11.06%
2009	48.91%
2008	(39.08%)
2007	10.58%
2006	16.78%
2005	8.27%
2004	21.65%